Lease (Details) - Schedule of Supplemental Balance Sheet Information ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Supplemental Balance Sheet Information [Abstract]
ROU assets	¥ 142,456	$ 20,065	¥ 319,263
Operating lease liabilities – current	(36,927)	(5,201)	(162,791)
Operating lease liabilities – non-current	¥ (70,628)	$ (9,948)	¥ (153,298)
Weighted average remaining lease terms	9 years 5 months 23 days	9 years 5 months 23 days	7 years 7 months 17 days
Weighted average incremental borrowing rate	10.47%	10.47%	9.85%